Offerings	Jul. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, consisting of(4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 46,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,042.60
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase shares of Common Stock(4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of the Pre-funded Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Common Stock(4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 46,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,042.60
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.